AMOUNTS PAYABLE AND OTHER LIABILITIES (Details) - CAD ($)	Jan. 31, 2026	Jul. 31, 2025
Amounts payable	$ 121,328	$ 125,561
Accrued liabilities	0	141,254
Amount payable and other liabilities	$ 121,328	$ 266,815